Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Line Items]
Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk
(16)	Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk
The Company is a party to financial instruments with
off-balance-sheet
risk in the normal course of business in order to meet the financing needs of its customers. These financial instruments consist of commitments to extend credit and involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the Consolidated Statements of Financial Condition.
At December 31, 2025 and 2024, the following commitments existed which are not reflected in the Consolidated Statements of Financial Condition:

	December 31,
	2025	2024
	(In thousands)
Loan commitments:
Residential real estate	$18,069	$9,790
Multifamily real estate	31,554	17,712
Commercial real estate	68,188	30,681
Construction	101,138	26,973
Commercial business	41,059	33,027
Consumer including home equity loans and advances	4,241	6,862

Total loan commitments	$264,249	$125,045

Unused lines of credit consisting of home equity lines, and undisbursed business and construction lines totaled approximately $1.1 billion and $1.2 billion as of December 31, 2025 and 2024, respectively. Amounts drawn on unused lines of credit are predominantly assessed interest at rates that fluctuate with the base rate.
The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance-sheet
loans. Commitments to extend credit are agreements to lend to customers as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower.

The Company principally grants residential real estate loans, multifamily real estate loans, commercial real estate loans, construction loans, commercial business loans, home equity loans and advances and other consumer loans to borrowers primarily throughout New Jersey, New York and Pennsylvania, and to a much lesser extent in a few other east coast states. Its borrowers’ abilities to repay their obligations are dependent upon various factors, including the borrowers’ income and net worth, cash flows generated by the underlying collateral, if any, or from business operations, value of the underlying collateral and priority of the Company’s lien on the property. These factors are dependent on various economic conditions and circumstances beyond the Company’s control, and as a result, the Company is subject to the risk of loss. The Company believes that its lending policies and procedures adequately minimize the potential exposure to such risks and adequate provisions for loan losses are provided for all probable and estimable losses. In the normal course of business, the Company sells residential real estate loans to third parties. These loan sales are subject to customary representations and warranties. In the event that the Company is found to be in breach of these representations and warranties, it may be obligated to repurchase certain of these loans.
The Company has entered into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings. These derivatives were used to hedge the variability in cash flows associated with certain short-term funding transactions. The fair value of the derivatives as of December 31, 2025 and 2024 was a net liability of $3.0 million and $1.1 million, respectively, net of accrued interest and variation margin posted in accordance with the Chicago Mercantile Exchange.
In connection with its mortgage banking activities, at December 31, 2025 and 2024 the Company had no commitments to sell loans, and no commitments classified as held-for-sale.
The Company is also a party to standby letters of credit, which are conditional commitments issued to guarantee the performance of a customer to a third party. These guarantees generally extend for a term of up to one year and may be secured or unsecured. The balance of standby letters of credit totaled $22.9 million and $28.3 million at December 31, 2025 and 2024, respectively.
The FHLB has issued irrevocable standby letters of credits totaling $175.0 million and $350.6 million at December 31, 2025 and 2024, respectively, for purposes of collateralizing New Jersey public funds on deposit. These letters are renewable on an annual basis and are securitized by loans and securities.
The Company and its subsidiaries are also party to litigation which arises primarily in the ordinary course of business. In the opinion of management, these legal actions and claims are not expected to have a material adverse impact on the consolidated financial position of the Company.
The Company is required to include unfunded commitments that are expected to be funded in the future within the allowance calculation, other than those that are unconditionally cancellable. To arrive at that reserve, the reserve percentage for each applicable segment is applied to the unused portion of the expected commitment balance and is multiplied by the expected funding rate. To determine the expected funding rate, the Company uses a historical utilization rate for each segment. The allowance for credit losses on off-balance-sheet
exposures is reported in other liabilities in the Consolidated Statements of Financial Condition. The liability represents an estimate of expected credit losses arising from off-balance-sheet
exposures such as unfunded commitments. At December 31, 2025 and 2024, the balance of the allowance for credit losses on unfunded commitments, included in other liabilities, totaled $3.9 million and $3.8 million, respectively. The Company recorded a provision for (reversal of) credit losses on unfunded commitments, included in other non-interest
expense in the Consolidated Statements of Income, of $125,000 and $(1.7) million for the years ended December 31, 2025 and 2024, respectively.

The following table presents the activity in the allowance for credit losses on off-balance-sheet
exposures for years ended December 31, 2025 and 2024:

	December 31,
	2025	2024
	(In thousands)
Allowance for Credit Losses:
Beginning balance	$3,821	$5,484
Provision for (reversal of) credit losses	125	(1,663)

Balance at end of period	$3,946	$3,821

Northfield Bancorp, Inc. [Member]
Commitments And Contingencies [Line Items]
Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk
(14)	Commitments and Contingencies
The Company, in the normal course of business, is party to commitments that involve, to varying degrees, elements of risk in excess of the amounts recognized in the consolidated financial statements. These commitments include unused lines of credit and commitments to extend credit.
At December 31, 2025 and 2024, the following commitment and contingent liabilities existed that are not reflected in the accompanying consolidated financial statements (in thousands):

	December 31,
	2025	2024
Commitments to extend credit	$21,736	$51,260
Unused lines of credit	316,348	261,783
Standby letters of credit	4,982	5,362

The Company’s maximum exposure to credit losses in the event of nonperformance by the other party to these commitments is represented by the contractual amount. The Company uses the same credit policies in granting commitments and conditional obligations as it does for amounts recorded on the consolidated balance sheets. These commitments and obligations do not necessarily represent future cash flow requirements. The Company evaluates each customer’s creditworthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary, is based on management’s assessment of risk. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third-party. The guarantees generally extend for a term of up to one year and are fully collateralized. For each guarantee issued, if the customer defaults on a payment to the third party, the Company would have to perform under the guarantee. The unamortized fee on standby letters of credit approximates their fair value; such fees were insignificant at both December 31, 2025 and 2024.
The Company maintains an allowance for credit losses on commitments to extend credit. The reserve for off-balance
sheet exposures is determined using the CECL reserve factor in the related funded loan segment, adjusted for an average historical funding rate. At December 31, 2025 and 2024, the allowance was $290,000 and $518,000, respectively, and is recorded in other liabilities on the consolidated balance sheets. The corresponding provision is included in other non-interest
expense. For further details on the allowance for credit losses on off-balance
sheet exposures refer to Note 6 - “Allowance for Credit Losses (“ACL”) on Loans.”
At December 31, 2025, the Company was obligated under
non-cancelable
operating leases on property used for banking purposes. Most leases contain escalation clauses and renewal options which provide for increased rentals as well as for increases in certain property costs including real estate taxes, common area maintenance, and insurance. For further details on leases see Note 20 - “Leases.”
In the normal course of business, the Company may be a party to various outstanding legal proceedings and claims. In the opinion of management, the consolidated financial statements will not be materially affected by the outcome of such legal proceedings and claims.
The Bank has entered into employment and change in control agreements with its President and Chief Executive Officer and the other executive officers of the Company to ensure the continuity of executive leadership, to clarify the roles and responsibilities of executives, and to make explicit the terms and conditions of executive employment. These agreements are for a term of three years subject to review and annual renewal, and provide for certain levels of base annual salary and in the event of a change in control, as defined, or in the event of termination, as defined, certain levels of base salary, bonus payments, and benefits for a period of up to three years.
Additionally, the Bank provides separation benefits to a limited number of Senior Vice Presidents and Vice Presidents to be paid in the event of a qualifying termination, the maximum benefit to be paid is up to fifteen months of base salary.